Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2020 credit_facility	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability		$ 800	$ 47,700
Accounts receivable		38,589	(38,811)	$ (25,090)
Prepaid expenses and other		65,589	(103,712)	(30,808)
Accounts payable		(6,576)	104,579	8,929
Accrued liabilities and other		1,570	33,121	32,215
Receipts from direct financing and sales-type leases (1)		340,931	17,073	0
Asset retirement obligation expenditures		(17,458)	0	0
Expenditures for drydocking		(29,914)	(60,608)	(44,690)
Total		$ 392,731	(48,358)	(59,444)
Toledo Spirit [Member] | Finance Lease Obligations [Member]
Extinguishment of Debt, Amount			$ 23,600
Teide Spirit [Member] | Finance Lease Obligations [Member]
Extinguishment of Debt, Amount				$ 23,100
Teekay LNG | LNG Carriers
Number Of Vessels Sold | credit_facility	2